Commitments and Contingencies - Schedule of Royalty Minimum Payment by Preceding Agreement Year (Details) (USD $)	Dec. 31, 2012
Agreement Year 1st and 2nd [Member]
Minimum Royalty to be Paid with Respect to Such Agreement Year
Agreement Year 3rd and 4th [Member]
Minimum Royalty to be Paid with Respect to Such Agreement Year	50,000
Agreement Year 5th, 6th and 7th [Member]
Minimum Royalty to be Paid with Respect to Such Agreement Year	75,000
Agreement Year 8th and 9th [Member]
Minimum Royalty to be Paid with Respect to Such Agreement Year	100,000
Agreement Year 10th and thereafter [Member]
Minimum Royalty to be Paid with Respect to Such Agreement Year	$ 125,000